Leases	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
LEASES
9.	LEASES

The Group has entered into operating lease agreements for certain offices, which are located in PRC. The Group determines if an arrangement is a lease, or contains a lease, at inception and record the leases in the consolidated financial statements upon lease commencement, which is the date when the lessor makes the underlying asset available for use by the lessee.

The balances for the operating leases where the Group is the lessee are presented as follows within the consolidated balance sheets:

	As of December 31,	As of June 30,
	2024	2025
Operating lease right-of-use assets, net	$606	$359

Lease liabilities, current	$544	$258
Lease liabilities, non-current	21	32
Total operating lease liabilities	$565	$290

The components of lease expenses were as follows:

	For the six months ended June 30,
	2024	2025
Lease cost
Amortization of right-of-use assets	$392	430
Interest of operating lease liabilities	25	10
Total Lease cost	$417	$440

For the six months ended June 30, 2024 and 2025, the short-term lease expenses amounted to $70 and $82, respectively.

Other information related to leases where the Group is the lessee is as follows:

	For the six months ended June 30,
	2024	2025

Weighted-average remaining lease term	0.84	0.29
Weighted-average discount rate	4.30%	3.94%

As of June 30, 2025, the following is a schedule of future minimum payments under the Group’s operating leases:

For the calendar year ended June 30,	Operating Leases
Remainder of 2025	218
2026	66
2027	10
Total lease payments	294
Less: imputed interest	(4)
Total	$290